Fair Value Measurements - Schedule of Change in the Fair Value of the Derivative Liability Measured on a Recurring Basis Using Unobservable Input Reconciliation (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Balance	$ 971	$ 0
Issuance of derivative instrument		1,441
Change in fair value of derivative instrument	3,577	(470)
Fair Value, Balance	$ 4,548	$ 971